SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Settlement Arrangement Litigation with former shareholders of DMG	Apr. 30, 2014 Settlement Arrangement Litigation with former shareholders of DMG Subsequent events	Apr. 30, 2014 Settlement Arrangement Litigation with former shareholders of DMG Notes Subsequent events	Apr. 30, 2014 Settlement Arrangement Litigation with former shareholders of DMG Notes Subsequent events First anniversary	Apr. 30, 2014 Settlement Arrangement Litigation with former shareholders of DMG Notes Subsequent events Second anniversary	Apr. 30, 2014 Settlement Arrangement Litigation with former shareholders of DMG Notes Subsequent events Third anniversary	Apr. 30, 2014 Settlement Arrangement Litigation with former shareholders of DMG Notes Subsequent events Fourth anniversary	Apr. 30, 2014 Settlement Arrangement Litigation with former shareholders of DMG Notes Subsequent events Fifth anniversary	Apr. 30, 2014 Settlement Arrangement Litigation with former shareholders of DMG Notes Subsequent events Sixth anniversary
Basis of presentation
Settlement cash portion amount				$ 12,000,000
Consideration payable	75,800,047	64,000,000	75,800,000		58,000,000
Expected redemption amount on each anniversary						$ 4,000,000	$ 5,000,000	$ 13,500,000	$ 16,500,000	$ 16,000,000	$ 3,000,000